Share capital - Schedule of share capital (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	May 21, 2017
Disclosure of classes of share capital [line items]
Equity, beginning balance		£ 19,369	£ 18,848	£ 20,384
Issued during the year in lieu of dividends	[1]	(1)	(1)	0
Equity, ending balance		£ 19,584	£ 19,369	£ 18,848
Par value per share (GBP per share)					£ 0.1243
Share capital
Disclosure of classes of share capital [line items]
Issued capital (in shares), beginning balance		3,687	3,638
Issued during period, in lieu of dividends (in shares)		93	49
Issued capital (in shares), ending balance		3,780	3,687	3,638
Equity, beginning balance		£ 458	£ 452	£ 449
Issued during the year in lieu of dividends	[1]	12	6	3
Equity, ending balance		£ 470	£ 458	£ 452

[1]	Included within the share premium account are costs associated with scrip dividends.